Policyholder Liabilities - Reconciliation of the Net Liability For Future Policy Benefits to the Liability For Future Policy Benefits (Details)	Dec. 31, 2022	Dec. 31, 2021
Insurance [Abstract]
Interest accretion rate	4.25%	4.29%
Current discount rate	5.37%	1.74%